StepStone Private Markets

Consolidated Schedule of Investments
December 31, 2023 (Unaudited)

Investments	Asset Class	Acquisition Date	Fair Value
Co-Investments — 12.2%[1,2,3,4]
Europe — 4.2%
BC Partners Defender Co-Investment L.P.*	Private Equity	09/10/2021	$3,780,638
Blackstone Infrastructure Hogan Co-Invest 2 (CYM) L.P.*,5	Real Assets	08/30/2023	13,556,095
Blackstone Infrastructure Miro Co-Invest (CYM) L.P.*,5	Real Assets	04/25/2022	11,507,646
Enak Aggregator Limited Partnership*	Private Equity	01/18/2022	3,422,487
Hao Tian Asia Investment Co Ltd. Facility A ($1,444,078 principal amount, 10.65%, 10/11/2024)[6]	Real Assets	06/04/2021	1,444,078
Kindred Capital Co-Invest I LP*	Private Equity	04/26/2022	12,512,636
KKR Cretaceous Co-Invest L.P.*	Real Assets	12/08/2022	14,305,212
Palace Co-Invest, SLP*,6	Real Assets	08/07/2021	11,304,924
Triton C Investment A L.P.*	Private Equity	03/29/2022	4,922,105
Total Europe			76,755,821
North America — 7.4%
AMP-20 Sterling Limited Partnership*	Private Equity	08/02/2023	3,887,437
Ares CARS Co-Invest, L.P.[5]	Real Assets	05/26/2022	20,956,992
Ascend SMG Co-Invest 1, L.P.*	Private Equity	09/25/2023	2,536,232
BPCP Speedstar Acquisition, LLC (1,900 common shares)[6,7]	Private Equity	01/20/2021	3,466,165
Cendyn Group Holdings LLC (573 preferred shares)[6]	Private Equity	10/05/2023	20,000,000
Cinven Discovery Limited Partnership*	Private Equity	09/22/2022	3,139,082
Decisions, LLC (1,718,769 common shares)*,6,8	Private Equity	12/28/2020	6,519,709
FH Sunrise Co-Investment I, LP (4,365,458 common shares)*	Private Equity	05/01/2023	4,723,282
JFL-Rand Co-Invest US Partners, L.P.*,5	Private Equity	03/10/2023	7,730,598
JFL-Tiger Co-Invest Partners, L.P.*,5	Private Equity	10/12/2023	4,166,162
KKR Apple Co-Invest L.P.	Real Assets	09/20/2021	5,830,504
LJ Perimeter Co-Invest, L.P.*,5	Private Equity	10/28/2022	4,828,326
MH Fund II Co-Invest, LP*,5,7	Real Assets	03/23/2021	6,361,400
Mosyle Corporation - Series B-2 (45,010 preferred shares)*,6	Private Equity	04/21/2022	1,083,980
MPP KKC Holdings, LLC (3,000,000 common shares)*,6,7	Private Equity	11/10/2021	5,250,000
Novacap TMT VI Co-Investment (Cadenza), L.P.*,5	Private Equity	08/22/2023	2,003,797
Palms Co-Investment Partners, L.P.*	Private Equity	06/03/2022	4,672,071
Pediatric Home Respiratory Services, LLC Ninth Amendment Term Loan ($5,000,000 principal amount, 11.96408%, 12/5/2025)[6]	Private Debt	10/20/2023	4,925,000
Pegasus Coinvestors, L.P.[5,8]	Real Assets	10/05/2021	4,036,166
Providence VIII Tetris Co-Investment-A L.P.*	Private Equity	11/18/2022	4,360,276
RPIII FB Co-Invest LLC*,6,8	Private Equity	03/02/2023	5,000,000
THL Fund IX Investors (Beacon), L.P.*,6	Private Equity	05/05/2021	4,351,617
TPG VIII Merlin CI II, L.P.[5]	Private Equity	07/30/2021	3,530,170

StepStone Private Markets

Consolidated Schedule of Investments - Continued
December 31, 2023 (Unaudited)

Investments	Asset Class	Acquisition Date	Fair Value
Co-Investments (Continued)
North America (Continued)
WP Irving Co-Invest, L.P.	Private Equity	04/11/2022	$2,704,366
Total North America			136,063,332
Rest of World — 0.6%
BGO Asia III Blossoms Co-Investment LP*,5,9	Real Assets	10/10/2023	10,383,279
Total Rest of World			10,383,279
Total Co-Investments (Cost $207,059,076)			223,202,432
Primary Investment Funds — 3.4%[1,2,3,4]
Europe — 0.4%
Growth Capital Partners Fund V LP5,10	Private Equity	04/14/2022	7,190,703
Total Europe			7,190,703
North America — 2.6%
Dunes Point Capital Fund III-A, L.P.*,5	Private Equity	10/12/2023	19,985,048
Imaginary I Opportunity, L.P.*	Private Equity	04/21/2022	3,081,004
OceanSound Partners Fund, LP5,10	Private Equity	02/28/2022	14,032,075
PennantPark Capital Liquidity Solutions, LP*,5	Private Debt	08/04/2023	2,500,000
Tiger Global Private Investment Partners XV Feeder, L.P.*,5	Private Equity	03/23/2022	6,965,826
Total North America			46,563,953
Rest of World — 0.4%
Eve One Fund II L.P.*,5	Private Equity	03/11/2022	8,093,617
Total Rest of World			8,093,617
Total Primary Investment Funds (Cost $53,739,781)			61,848,273
Secondary Investment Funds — 58.9%[1,2,3,4]
Europe — 12.4%
Advent International GPE VII-E Limited Partnership*,5,9	Private Equity	12/31/2021	349,376
Advent International GPE VIII-H Limited Partnership[9]	Private Equity	12/31/2021	3,917,584
Altor Fund IV (No. 1) AB5	Private Equity	12/30/2022	10,059,883
Altor Fund V (No. 1) AB5	Private Equity	12/30/2022	16,376,367
Altor Fund V (No. 2) AB*,5	Private Equity	06/30/2023	1,783,984
Astorg IQ-EQ Fund*,5	Private Equity	12/31/2021	1,017,561
Astorg V Fund*	Private Equity	01/11/2021	11,546
DFI European Value-Add Fund II*,5,10	Real Assets	07/12/2021	1,066,031
EQT Infrastructure IV (No.2) EUR SCSp*,5,10	Real Assets	09/29/2023	8,415,080
EQT Infrastructure IV (No.2) USD SCSp*,5,10	Real Assets	10/10/2023	63,454,156
EQT IX (No.2) EUR SCSp*,5,9	Private Equity	07/06/2022	14,706,229
EQT VIII (No.2) SCSp*,5,9	Private Equity	07/06/2022	6,085,260
Equistone Partners Europe Fund IV*,5	Private Equity	12/31/2020	293,388
EuroStone SRIO II S.C.A.*,5,10	Real Assets	07/12/2021	137,798
Fifth Cinven Fund (No. 1) Limited Partnership*,10	Private Equity	10/30/2020	1,703,068
Harbert European Real Estate Fund III, L.P.*,5,10	Real Assets	07/12/2021	8,675

StepStone Private Markets

Consolidated Schedule of Investments - Continued
December 31, 2023 (Unaudited)

Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (Continued)
Europe (Continued)
InfraRed Infrastructure V (1) LP5	Real Assets	06/29/2022	$8,380,941
Kitty Hawk Capital Partners IV L.P.*,5,10	Real Assets	07/12/2021	564,868
LQG JV Landmark Portfolio GmbH & Co. KG*,10	Real Assets	07/12/2021	599,766
Macquarie European Infrastructure Fund 4 FPCI[5]	Real Assets	04/25/2023	5,294,901
Macquarie European Infrastructure Fund 5 SCSp[5]	Real Assets	04/25/2023	20,261,607
Oakley Capital Guinness B2 SCSP*,5	Private Equity	06/08/2023	8,310,541
PSC Accelerator II (A), LP*,5	Private Equity	11/23/2023	2,278,587
Sixth Cinven Fund (No. 3) Limited Partnership[5,10]	Private Equity	10/30/2020	6,324,237
Ufenau Continuation 3, SLP*,5	Private Equity	04/14/2022	26,240,138
Valar Co-Invest 1 LP*,11	Private Equity	12/29/2020	3,475,150
VIP SIV I LP*,5	Private Equity	05/06/2022	15,195,054
WREP#2 Luxco S.a r.l.*,10	Real Assets	07/12/2021	518,965
Total Europe			226,830,741
North America — 45.5%
ABRY Partners VI, L.P.*,5,10	Private Equity	03/31/2021	138,967
ABRY Senior Equity III, L.P.*,5,10	Private Equity	03/31/2021	13,983
Accordion DC Holdings, LP	Private Equity	12/08/2022	6,107,807
AEA Investors Fund V LP*,5,9	Private Equity	12/31/2020	192,749
AHP Fund I PV Feeder L.P.[5]	Private Equity	12/28/2020	2,271,569
AHP Fund II PV Feeder L.P.[5]	Private Equity	12/28/2020	6,118,114
Album Ventures MSL-C, LP*	Private Equity	04/21/2022	3,914,438
Ampersand CF Limited Partnership*	Private Equity	11/13/2020	1,432,798
Apollo Natural Resources Partners II, L.P.[5,9]	Real Assets	04/01/2021	477,066
Apollo Natural Resources Partners, L.P.[5,9]	Real Assets	04/01/2021	24,305
Apollo Overseas Partners (Delaware 892) VII, L.P.[5,9]	Private Equity	04/01/2021	38,218
Apollo Overseas Partners (Delaware 892) VIII, L.P.[5,9]	Private Equity	04/01/2021	1,364,794
Apollo Overseas Partners IX, L.P.[5,9]	Private Equity	01/01/2022	3,539,141
Ares Pathfinder Fund (Offshore), L.P.[5]	Private Debt	04/01/2023	15,192,302
Audax Private Equity Fund IV CF, L.P.*,5	Private Equity	12/24/2020	5,889,868
Berkshire Fund IX, L.P.[5,7]	Private Equity	09/04/2021	3,523,773
Berkshire Fund VIII, L.P.*,5,7	Private Equity	09/04/2021	2,426,882
Berkshire Fund X, L.P.[5,7]	Private Equity	09/04/2021	1,611,606
Blackstone Capital Partners VI L.P.[5,9]	Private Equity	01/01/2021	672,821
Blue Point Capital Partners III, L.P.*,5,10	Private Equity	06/30/2022	2,989,574
Blue Point Capital Partners IV, L.P.*,5,10	Private Equity	06/30/2022	12,837,277
Blue Point Capital Partners V (A), L.P.*,5	Private Equity	06/30/2022	1,645,934
BV RN Continuation Fund, L.P.*,5	Private Equity	10/10/2023	3,252,816
Catterton Partners VII, L.P.[5]	Private Equity	12/31/2021	3,293,378
CD&R Value Building Partners I, L.P.	Private Equity	12/17/2021	10,326,523
Clayton, Dubilier & Rice Fund X, L.P.[5,9]	Private Equity	12/31/2021	6,466,935

StepStone Private Markets

Consolidated Schedule of Investments - Continued
December 31, 2023 (Unaudited)

Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (Continued)
North America (Continued)
Clearlake Capital Partners VI (Offshore), L.P.[5]	Private Equity	09/29/2022	$17,749,104
Clearlake Capital Partners VI, L.P.[5]	Private Equity	12/30/2022	9,625,358
Clearview Capital Fund II, L.P.*,5,10	Private Equity	03/31/2021	627
Cortland Growth and Income, L.P. (17,393 common shares)[12]	Real Assets	04/01/2022	21,886,135
Encore Consumer Capital Fund (PV) IV, LP*,5	Private Equity	06/30/2022	3,000,361
Encore Consumer Capital Fund III, LP*,5,9	Private Equity	06/30/2022	20,260,089
Excellere Capital Fund II, L.P.*,5	Private Equity	04/01/2021	4,122,273
FFL Parallel Fund IV, L.P.[5,9]	Private Equity	01/01/2021	616,556
Franklin BSP Lending Corporation (4,899,195 common shares)	Private Debt	03/31/2022	35,568,159
Fulcrum Capital Partners V, LP5	Private Equity	12/31/2021	2,343,302
Global Infrastructure Partners II-C, L.P.[5]	Real Assets	06/30/2021	6,880,284
Gores Capital Partners III, L.P.*,5,9	Private Equity	01/01/2021	30,664
Green Equity Investors CF III-B, L.P.*,5,9	Private Equity	12/21/2023	992,711
Green Equity Investors IX, L.P.*,5	Private Equity	06/30/2022	90,263
Green Equity Investors Offshore Fund VII, L.P.*,5	Private Equity	09/30/2022	4,791,223
Green Equity Investors Offshore Fund VIII, L.P.*,5	Private Equity	09/30/2022	3,883,715
Green Equity Investors Side CF III-B, L.P.*,5	Private Equity	12/21/2023	5,294,908
Green Equity Investors Side VII, L.P.*,5	Private Equity	06/30/2023	42,771,156
Green Equity Investors VII, L.P.*,5,9	Private Equity	06/30/2022	8,924,240
Green Equity Investors VIII, L.P.*,5,9	Private Equity	06/30/2022	4,519,010
Gridiron Capital Fund II, L.P.[5,10]	Private Equity	04/01/2021	635,482
Gridiron Strategic Advisors Fund, L.P.*,5,10	Private Equity	04/01/2021	19,615
Gryphon Partners IV, L.P.*,5	Private Equity	12/31/2021	1,697,836
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P.[5]	Real Assets	10/01/2021	6,289,311
Halifax Capital Partners IV, L.P.*,5	Private Equity	06/30/2023	2,336,448
Halifax Capital Partners V, L.P.*,5	Private Equity	06/30/2023	211,766
Harvest Partners IX (Parallel), L.P.[5]	Private Equity	11/01/2022	4,366,929
Harvest Partners VI, L.P.*,5,8	Private Equity	03/31/2021	1,759,606
Harvest Partners VII (Parallel), L.P.[5]	Private Equity	11/01/2022	10,511,597
Harvest Partners VII, L.P.[5]	Private Equity	11/01/2022	20,082,270
Hellman & Friedman Capital Partners IX, L.P.[5,10]	Private Equity	06/30/2022	13,821,120
HPH II International FF, LP*,5	Private Equity	07/12/2021	7,072,447
Insight Partners Continuation Fund II, L.P.*,5	Private Equity	03/31/2023	55,843,598
Jade Equity Investors Offshore Fund, L.P.*,5	Private Equity	09/30/2022	1,872,992
JFL-NG Continuation Fund, L.P.*,5	Private Equity	10/27/2021	4,403,560
Kelso Breathe Investor (DE), L.P.*,5	Private Equity	02/11/2021	8,052,954
L Catterton VIII Offshore, L.P.[5]	Private Equity	12/31/2021	940,292
Littlejohn Fund IV-A, L.P.*,5,9	Private Equity	12/31/2020	401,231
LLR Equity Partners III, L.P.*,5,10	Private Equity	04/02/2021	112,454
Madison Dearborn Capital Partners VIII-C, L.P.[5]	Private Equity	03/12/2021	586,833
Marlin Equity Partners IV, L.P.*,5	Private Equity	12/29/2023	2,873,038

StepStone Private Markets

Consolidated Schedule of Investments - Continued
December 31, 2023 (Unaudited)

Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (Continued)
North America (Continued)
Maroon Investors, LP*,5	Private Equity	07/13/2023	$3,730,505
Oak Hill Capital Partners V (Offshore 892), L.P.*,5	Private Equity	01/29/2021	2,919,483
Oak Hill Capital Partners V (Offshore), L.P.*,5	Private Equity	07/06/2023	30,421,317
Oak Hill Capital Partners VI (TE 892), L.P.[5]	Private Equity	07/06/2023	5,164,356
Octagon StepStone CLO Fund, Ltd. (50,000 common shares)*	Private Debt	02/07/2023	56,212,554
Odyssey Investment Partners Fund IV, LP*,5	Private Equity	04/01/2021	204,448
OHCP V GA COI, L.P.*	Private Equity	12/16/2020	4,272,243
Patriot SPV, L.P.*	Private Equity	03/18/2021	4,422,467
Pegasus WSJLL Fund, L.P.[5]	Private Equity	12/14/2021	14,807,679
Pine Brook Capital Partners II, L.P.[5,9]	Private Equity	12/31/2020	1,961,774
PTEV, L.P.*,5,7	Private Equity	12/30/2021	1,735,977
Riverside Capital Appreciation Fund VI, L.P.*,5	Private Equity	12/31/2021	2,536,313
Riverside Micro-Cap Fund IV B A, L.P.*,5	Private Equity	12/31/2021	3,238,881
Riverside Micro-Cap Fund IV-A, L.P.*,5	Private Equity	12/31/2021	10,254,100
Roark Capital Partners CF LP5	Private Equity	08/26/2022	26,585,156
Saw Mill Capital Investors, L.P.*,5,8	Private Equity	04/09/2021	212,763
SBJ Fund, LP*,5,10	Private Equity	07/31/2023	1,555,119
Sentinel MCA AV, L.P.*,5	Private Equity	10/13/2023	7,500,000
SPC Partners IV, L.P.*,5,10	Private Equity	03/31/2021	1,022,019
SPC Partners V, L.P.*,5,9	Private Equity	12/31/2020	201,294
Sterling Investment Partners III, L.P.[5,9]	Private Equity	01/01/2021	879,301
Stonepeak Infrastructure Fund III LP5,10	Real Assets	09/29/2023	6,593,616
Stripes Continuation Feeder Fund, LP*,5	Private Equity	10/29/2021	2,246,851
TA Atlantic and Pacific VII-B L.P.*,5,9	Private Equity	12/31/2020	2,086,644
Tailwind Capital Partners II (Cayman) L.P.*,5	Private Equity	12/31/2020	1,196,065
THL HT Parallel SPV, L.P.[5]	Private Equity	11/30/2020	4,325,485
Thoma Bravo Fund XI-A, L.P.*,5	Private Equity	01/01/2022	2,978,367
Thoma Bravo Special Opportunities Fund II-A, L.P.*,5	Private Equity	01/01/2022	1,971,931
TowerBrook Investors III Trust*	Private Equity	12/31/2020	17,390
TPG Growth II, L.P.*,5,10	Private Equity	04/09/2021	127,551
TPG Partners VII, L.P.[5]	Private Equity	01/05/2023	24,080,018
TPG Partners VIII, L.P.[5,13]	Private Equity	06/30/2022	64,838,399
Trident VIII, L.P.[5]	Private Equity	12/30/2022	8,283,012
Trinity Hunt Partners CF, L.P.*,5	Private Equity	10/14/2022	22,216,857
Trive Capital Fund I (Offshore) LP*,5	Private Equity	12/31/2021	216,780
Trive Capital Fund II (Offshore) LP*,5	Private Equity	12/31/2021	1,817,713
Trive Capital Fund III LP*,5,8	Private Equity	12/31/2021	8,696,232
Trive Capital Fund III-A LP*,5	Private Equity	12/31/2021	2,473,935
Trive Capital Fund IV-A LP*,5	Private Equity	12/31/2021	649,056
Trive Structured Capital Fund I-A LP5	Private Equity	12/31/2021	2,430,466
Vector Capital V, L.P.*,5	Private Equity	12/31/2021	6,853,723
Vista Equity Endeavor Fund I-A, L.P.*,5	Private Equity	01/01/2022	1,327,099

StepStone Private Markets

Consolidated Schedule of Investments - Continued
December 31, 2023 (Unaudited)

Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investment Funds (Continued)
North America (Continued)
Water Street Healthcare Partners II, L.P.*,5	Private Equity	04/01/2021	$184,095
Webster Equity Partners III-A, L.P.*,5	Private Equity	04/29/2021	6,833,446
West Street Real Estate Secondary Partners B, L.P.*,5,7	Real Assets	12/10/2021	4,725,911
WestCap Strategic Operator Offshore Feeder, L.P.	Private Equity	04/13/2022	5,969,594
WestCap Strategic Operator US Feeder Fund, L.P.[5,10]	Private Equity	04/13/2022	14,934,859
Westview Capital Partners III, L.P.*,5,9	Private Equity	12/31/2021	1,944,448
XPV Water Extended Value Fund LP*,5	Private Equity	10/03/2022	16,143,249
Total North America			829,005,696
Rest of World — 1.0%
Carlyle MENA Partners, L.P. and Parallel Vehicles[5,9]	Private Equity	01/01/2021	221,278
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles[5,9]	Private Equity	01/01/2021	496,996
NewQuest Asia Fund IV HH, L.P.*,5	Private Equity	04/25/2022	11,137,857
Vertex IV CF L.P.*,5	Private Equity	01/04/2022	5,693,040
Total Rest of World			17,549,171
Total Secondary Investment Funds (Cost $905,992,543)			1,073,385,608
Total Investments, excluding Cash Equivalents (Cost $1,166,791,400)			1,358,436,313

Cash Equivalents — 6.7%
Fidelity Investments Money Market Government Portfolio — Class I, 5.25% (122,470,237 shares)[14,15]	122,470,237
Total Cash Equivalents (Cost $122,470,237)	122,470,237
Total Investments, including Cash Equivalents – 81.2% (Cost $1,289,261,637)	1,480,906,550
Other assets in excess of liabilities — 18.8%	342,531,363
Net Assets — 100.0%	$1,823,437,913

*Investment is non-income producing.
[1]Geographic region generally reflects the location of the investment manager.
[2]Investments do not issue shares or hold outstanding principal, except where noted. Term shares and units are used interchangeably.
[3]Investments do not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor and the final distribution date is not known at this time, except where noted.

StepStone Private Markets

Consolidated Schedule of Investments - Continued
December 31, 2023 (Unaudited)

[4]Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2023 was $1,358,436,313, or 74.5% of net assets. As of December 31, 2023, the aggregate cost of each investment restricted to sale was $3,061,767, $14,005,056, $11,376,546, $2,875,802, $1,561,134, $15,125,016, $14,300,000, $9,370,425, $4,912,115, $3,926,704, $21,134,383, $2,562,567, $1,900,000, $20,000,000, $2,400,645, $2,700,000, $4,365,458, $7,723,987, $4,171,578, $5,173,770, $4,833,313, $6,152,186, $1,083,980, $3,000,000, $2,021,311, $4,674,871, $4,925,000, $3,628,907, $3,851,531, $5,000,000, $2,488,198, $0, $2,275,472, $10,477,354, $5,352,088, $17,658,430, $3,000,000, $8,645,469, $2,500,000, $9,083,794, $7,500,000, $778,307, $3,538,523, $8,929,094, $13,993,079, $1,559,319, $517,283, $0, $1,341,024, $7,053,500, $53,925,934, $12,972,493, $6,182,711, $266,014, $65,596, $1,073,632, $0, $6,633,912, $361,212, $932,694, $2,834,432, $18,403,187, $7,240,012, $2,140,847, $3,687,140, $20,441,461, $2,108,519, $9,276,433, $363,874, $152,768, $55,651, $5,090,916, $1, $2,652,290, $5,750,821, $3,916,008, $919,287, $391,441, $0, $0, $1,542,577, $2,369,423, $11,957,914, $4,893,596, $3,030,778, $2,396,201, $1,432,737, $604,735, $2,378,805, $10,312,813, $1,666,748, $3,362,231, $5,175,684, $8,424,554, $5,133,343, $14,557,501, $7,600,446, $786,788, $29,377,909, $2,646,764, $17,164,715, $4,122,381, $635,162, $31,000,000, $1,900,022, $9,798,591, $9,823, $993,987, $67,650, $5,333,541, $3,122,272, $5,301,716, $39,272,891, $10,286,084, $3,574,228, $542,748, $258,960, $1,437,195, $6,816,167, $1,553,758, $235,012, $4,801,355, $1,667,265, $9,106,354, $17,368,533, $11,348,579, $4,485,725, $40,612,500, $1,548,655, $2,383,603, $3,403,080, $1,030,304, $75,461, $301,587, $601,019, $2,873,038, $3,902,198, $2,181,284, $26,389,791, $6,188,199, $50,000,000, $1, $2,462,945, $2,452,716, $12,982,121, $1,223,286, $1,559,649, $1,887,160, $1,924,556, $10,976,669, $18,495,495, $171,758, $1,328,784, $7,627,875, $1,227,436, $175,987, $620,114, $5,984,953, $2,889,917, $463,607, $883,033, $2,289,798, $4,211,118, $1,848,759, $107,310, $174,627, $17,144,890, $45,213,076, $6,110,870, $19,159,544, $139,258, $1,144,725, $5,896,581, $1,735,764, $582,477, $2,579,330, $4,826,421, $707,024, $553,537, $3,869,035, $4,350,340, $7,418,954, $16,691,530, $2,292,835, $10,626,134, $40,494, $739,450, $6,576,795, and $4,727,410, respectively, totaling $1,166,791,400.
[5]Investment has been committed to but has not been fully funded by the Fund.
[6]The fair value of the investment was determined using significant unobservable inputs.
[7]Security is held by SPRIM LLC — Series A.
[8]Security is held by SPRIM LLC — Series B.
[9]Security is held by SPRIM Cayman II LLC.
[10]Security is held by SPRIM Cayman LLC.
[11]Partnership is invested solely in Wise plc listed on the London Stock Exchange effective July 7, 2021.
[12]Investment offers quarterly redemptions with a quarter's notice.
13A portion of the security is held by SPRIM Cayman LLC and SPRIM LLC - Series B.
[14]The audited statements of the fund can be found at sec.gov.
[15]The rate reported is the 7-day effective yield at the period end.
The accompanying notes are an integral part of these consolidated financial statements.